Long-Term Debt Issuances and Retirements (Details) - USD ($) $ in Millions				12 Months Ended
		Apr. 15, 2015	Feb. 15, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jan. 22, 2016	Dec. 23, 2015	Mar. 03, 2015	Jun. 27, 2014	Mar. 04, 2014
Debt Instrument [Line Items]
Repayments of Long-term Debt				$ 4,699	$ 1,157	$ 2,080
Transcontinental Gas PipeLine Company, LLC [Member] | 7.85% Senior Unsecured Notes Due 2026 [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Long-term debt face amount							$ 1,000
Long-term debt interest rate							7.85%
Williams Partners L. P. [Member] | Variable Interest Term Loan due 2018 [Member]
Debt Instrument [Line Items]
Long-term debt				$ 850	0			$ 850
Long-term debt interest rate				1.8531%
Williams Partners L. P. [Member] | 3.8% Senior Unsecured Notes due 2015 [Member]
Debt Instrument [Line Items]
Long-term debt	[1]			$ 0	750
Long-term debt retired			$ 750
Long-term debt interest rate			3.80%	3.80%
Williams Partners L. P. [Member] | 3.9% Senior Unsecured Notes due 2025 [Member]
Debt Instrument [Line Items]
Long-term debt				$ 750	750
Long-term debt face amount										$ 750
Long-term debt interest rate				3.90%						3.90%
Williams Partners L. P. [Member] | 4.9% Senior Unsecured Notes due 2045 [Member]
Debt Instrument [Line Items]
Long-term debt				$ 500	500
Long-term debt face amount										$ 500
Long-term debt interest rate				4.90%						4.90%
Williams Partners L. P. [Member] | 4.3% Senior Unsecured Notes Due 2024 [Member]
Debt Instrument [Line Items]
Long-term debt				$ 1,000	1,000
Long-term debt face amount											$ 1,000
Long-term debt interest rate				4.30%							4.30%
Williams Partners L. P. [Member] | 5.4% Senior Unsecured Notes Due 2044 [Member]
Debt Instrument [Line Items]
Long-term debt				$ 500	500
Long-term debt face amount											$ 500
Long-term debt interest rate				5.40%							5.40%
Williams Partners L. P. [Member] | 5.875% Senior Unsecured Notes due 2021 [Member]
Debt Instrument [Line Items]
Long-term debt				$ 0	750
Long-term debt retired		$ 750
Long-term debt interest rate		5.875%		5.875%
Long-term Debt, Current Maturities		$ 797
Repayments of Long-term Debt		$ 783
Williams Partners L. P. [Member] | 3.6% Senior Unsecured Notes due 2022 [Member]
Debt Instrument [Line Items]
Long-term debt				$ 1,250	0
Long-term debt face amount									$ 1,250
Long-term debt interest rate				3.60%					3.60%
Williams Partners L. P. [Member] | 4% Senior Unsecured Notes due 2025 [Member]
Debt Instrument [Line Items]
Long-term debt				$ 750	0
Long-term debt face amount									$ 750
Long-term debt interest rate				4.00%					4.00%
Williams Partners L. P. [Member] | 5.1% Senior Unsecured Notes due 2045 [Member]
Debt Instrument [Line Items]
Long-term debt				$ 1,000	$ 0
Long-term debt face amount									$ 1,000
Long-term debt interest rate				5.10%					5.10%

[1]	Presented as long-term debt at December 31, 2014, due to our intent and ability to refinance.